Income Taxes - Tax (charge) credit relating to components of other comprehensive income (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other comprehensive loss, Before Tax
Remeasurement of post-employment benefit obligations	$ (97,086)	$ (283,106)	$ (255,713)
Exchange differences on translating foreign operations	(859,032)	334,097	767,165
Derivative financial instruments cash flow hedges, Before Tax	174,532	231,758	789,208
Warrants exercisable for common stock of UHI	(1,347,698)	(280,447)	(3,635,399)
Opend Ended Fund, Before Tax	215,957	1,008,675	(32,379)
Other equity instruments, Before Tax	603,766
Other financial assets, Before Tax	(111)
Share of loss of associates and joint ventures, Before Tax	(47,313)	(60,340)	(42,832)
Other comprehensive (loss) income before income taxes	(1,356,985)	950,637	(2,409,950)
Other comprehensive loss, Tax (Charge) Credit
Remeasurement of post-employment benefit obligations, Tax (Charge) Credit	230,623
Exchange differences on translating foreign operations, Tax (Charge) Credit	(587)	(78,040)	356,829
Derivative financial instruments cash flow hedges, Tax (Charge) Credit	(52,359)	(69,527)	(236,763)
Warrants exercisable for common stock of UHI, Tax (Charge) Credit	404,309	84,134	1,090,620
Open Ended Fund, Tax (Charge) Credit	(64,787)	(302,603)	9,714
Other equity instruments, Tax (Charge) Credit	(181,130)
Other financial assets, Tax (Charge) Credit	33
Other comprehensive income, Tax (Charge) Credit	336,102	(366,036)	1,220,400
Current tax	(587)	(78,040)	356,829
Deferred tax	336,689	(287,996)	863,571
Other comprehensive loss, After Tax
Remeasurement of post-employment benefit obligations, After Tax	133,537	(283,106)	(255,713)
Exchange differences on translating foreign operations, After Tax	(859,619)	256,057	1,123,994
Derivative financial instruments cash flow hedges, After Tax	122,173	162,231	552,445
Warrants exercisable for common stock of UHI, After Tax	(943,389)	(196,313)	(2,544,779)
Open Ended Fund, After Tax	151,170	706,072	(22,665)
Other equity instruments, After Tax	422,636
Other financial assets, After Tax	(78)
Share of loss of associates and joint ventures, After Tax	(47,313)	(60,340)	(42,832)
Total other comprehensive income	(1,020,883)	584,601	$ (1,189,550)
Deferred income tax liability related to associates and joint ventures	993,402	$ 1,383,713
Deferred income tax benefit related to remeasurement of post-employment benefit obligations	$ 201,497